NET INCOME PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	2 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 28, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 28, 2010 ADS	Dec. 31, 2012 Ordinary shares	Dec. 31, 2011 Ordinary shares	Dec. 31, 2010 Ordinary shares	Dec. 31, 2010 Series A preferred shares
Basic-
Net income attributable to AutoNavi Holdings Limited shareholders		$ 36,508	$ 36,535	$ 19,135
Less: Net income attributable to AutoNavi Holdings Limited preferred shareholders				2,282
Net income attributable to AutoNavi Holdings Limited ordinary shareholders		36,508	36,535	16,853
Diluted-
Net income attributable to AutoNavi Holdings Limited ordinary shareholders		$ 36,508	$ 36,535	$ 19,135
Basic
Weighted average number of shares outstanding used in computing net income per share		190,853,540	190,132,407	149,684,032		0	190,132,407	149,684,032	20,273,973
Net income per Series A preferred share, basic (in dollars per share)									$ 0.11
Diluted
Weighted average number of ordinary shares outstanding used in computing net income per ordinary share		201,168,386	201,230,735	182,696,079
Net income per ordinary share attributable to AutoNavi Holdings Limited shareholders
Basic (in dollars per share)		$ 0.19	$ 0.19	$ 0.11
Diluted (in dollars per share)		$ 0.18	$ 0.18	$ 0.10
Additional disclosure
Shares reserved for future issuance	7,529,580				1,882,395
Number of shares delivered to the employees upon exercise of their share options and vesting of restricted shares						6,265,945	3,165,716	359,684
Shares issued excluded from outstanding shares						1,263,635	4,363,864	7,169,896
Anti-dilutive securities
Anti-dilutive securities excluded from the computation of diluted net income per share (in shares)		641,968	670,000
Number of shares repurchased						10,146,588
Effect of securities
Series A convertible redeemable preferred shares (as-if-converted method)									20,273,973
Share options (treasury stock method) (in shares)		8,073,362	10,874,647	12,165,959
Nonvested shares (treasury stock method)		2,241,484	223,681	572,115
Total (in shares)		10,314,846	11,098,328	33,012,047